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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31-March-2010

Check here if Amendment [_]; Amendment Number:
                                               -------------------

   This Amendment {Check only one.): [_]; is a restatement.
                                     [_]; adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital One Financial Corporation
Address:  1680 Capital One Drive
          McLean, VA 22102

Form 13F File Number: 028-12320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:     Matthew J. Murphy
Title:    Head of Brokerage, Trust, COAM
Phone:    631-577-5801

Signature, Place, and Date of Signing:


   /s/ Matthew J. Murphy        Melville, New York           May 5, 2010
--------------------------  -------------------------  -------------------------
        (Signature)               (City, State)                 (Date)

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings qf this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-931                   Capital One, National Association
----------               ---------------------------------------
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $6,394 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                            FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      341     4075 SH       SOLE                        0        0     4075
AT&T INC                       COM              00206R102      162     6264 SH       SOLE                        0        0     6264
AUTOMATIC DATA PROCESSING IN   COM              053015103      293     6590 SH       SOLE                        0        0     6590
BP PLC                         SPONSORED ADR    055622104      254     4450 SH       SOLE                        0        0     4450
BRISTOL MYERS SQUIBB CO        COM              110122108      292    10945 SH       SOLE                        0        0    10945
CHEVRON CORP NEW               COM              166764100      302     3977 SH       SOLE                        0        0     3977
COCA COLA CO                   COM              191216100      340     6179 SH       SOLE                        0        0     6179
CONOCOPHILLIPS                 COM              20825C104      193     3763 SH       SOLE                        0        0     3763
DIAGEO P L C                   SPON ADR NEW     25243Q205      267     3957 SH       SOLE                        0        0     3957
DU PONT E I DE NEMOURS & CO    COM              263534109      200     5376 SH       SOLE                        0        0     5376
EMERSON ELEC CO                COM              291011104      346     6875 SH       SOLE                        0        0     6875
FPL GROUP INC                  COM              302571104      238     4930 SH       SOLE                        0        0     4930
ILLINOIS TOOL WKS INC          COM              452308109      253     5351 SH       SOLE                        0        0     5351
ISHARES TR INDEX               BARCLY USAGG B   464287226      222     2134 SH       SOLE                        0        0     2134
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      194     1869 SH       SOLE                        0        0     1869
JOHNSON & JOHNSON              COM              478160104      314     4810 SH       SOLE                        0        0     4810
MCDONALDS CORP                 COM              580135101      259     3876 SH       SOLE                        0        0     3876
MICROSOFT CORP                 COM              594918104      251     8576 SH       SOLE                        0        0     8576
PRICE T ROWE GROUP INC         COM              74144T108      374     6812 SH       SOLE                        0        0     6812
PROCTER & GAMBLE CO            COM              742718109      238     3764 SH       SOLE                        0        0     3764
TOTAL S A                      SPONSORED ADR    89151E109      227     3921 SH       SOLE                        0        0     3921
TRAVELERS COMPANIES INC        COM              89417E109      282     5236 SH       SOLE                        0        0     5236
V F CORP                       COM              918204108      313     3904 SH       SOLE                        0        0     3904
VERIZON COMMUNICATIONS INC     COM              92343V104      239     7697 SH       SOLE                        0        0     7697